Capital Risk Management - Summary of Capital Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Bank borrowings	¥ 558,000	¥ 558,000	$ 85,517
Advances from an unrelated party	38	54	6
Amount due to a shareholder		10,557
Total borrowings	558,038	568,611	85,523
Total equity	¥ 2,034,724	¥ 2,433,770	$ 311,836	¥ 2,538,640	¥ 2,546,622
Debt (total liabilities) to equity ratio	55.20%	44.00%